S000004317 [Member] Expense Example - iShares Core S&P Total U.S. Stock Market ETF - iShares Core S&P Total U.S. Stock Market ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39